ACCOUNTS PAYABLE (Tables)	12 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
Schedule Of Accounts Payable [Table Text Block]	Accounts payable consisted of the following:
	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Payable to third-party suppliers	$2,067	$1,867
	$2,067	$1,867